UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number _______811-05631_____________________

                __________First Pacific Mutual Fund, Inc.__________
                  (Exact name of registrant as specified in charter)

                            2756 Woodlawn Drive, Suite #6-201
                        ___________Honolulu, HI  96822-1856__________
                  (Address of principal executive offices) (Zip code)

                                 Audrey C. Talley
                              Drinker Biddle & Reath LLP
                                 One Logan Square
                               18th and Cherry Streets
                   __________Philadelphia, PA  19103-6996__________
                       (Name and address of agent for service)

        Registrant's telephone number, including area code:  808-988-8088

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.








Item 1.  Reports to Stockholders.

May 24, 2005




Dear fellow shareholder,

	The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. In fact, as a Hawaii resident, as much as $43 of every $100 of your taxable income could go to the government in income taxes.

	According to the Tax Foundation, the average employee in Hawaii works until April 8 to pay his taxes. In this tough economy, every dollar we save makes a difference. We believe that investing in tax-free funds such as the Hawaii Municipal Fund and the Hawaii Intermediate Fund can help reduce our tax burden. As shareholders of the Funds, you are earning tax-free income and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. For the period June 1, 2004 through May 24, 2005, the treasury yield curve flattened with the Federal Reserve raising short term rates eight times and long term rates holding steady. This accounts for the Hawaii Municipal Fund's Investor Class six month price change of ($.09). The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $11.19 on October 1, 2004 and a NAV of $11.10 on March 31, 2005. The Hawaii Municipal Fund Institutional Class had a NAV of $11.19 on October 1, 2004 and a NAV of $11.11 on March 31, 2005. The rise in short-term rates resulted in the Hawaii Intermediate Fund's six month price change of ($.03). The Hawaii Intermediate Fund had a NAV of $5.21 on October 1, 2004 and a NAV of $5.18 on March 31, 2005. The primary investment strategy of the Hawaii Municipal Fund was to purchase high quality long term Hawaii municipal bonds. Due to interest rate concerns, the Hawaii Municipal Fund held a higher than normal percentage of cash in its portfolio. The primary investment strategy of the Hawaii Intermediate Fund was to purchase high quality three to ten year Hawaii municipal bonds. Due to interest rate concerns, the Hawaii Intermediate Fund held a higher than normal percentage of cash in its portfolio. The past six months performance for these Funds, which is presented in this Semi-Annual Report, was primarily a result of the implementation of these strategies. As of March 31, 2005, 72.30% of the Hawaii Municipal Fund's portfolio was invested in securities rated AAA by Standard & Poor's ("S&P"). As of March 31, 2005, 71.23% of the Hawaii Intermediate Fund's portfolio was invested in securities rated AAA by S&P.

       Throughout much of 2004, the Federal Funds Rate was at a historical low of 1%, below both the annualized rate of inflation as well as the growth of GDP. In June of 2004, in response to concerns about higher inflation, the Federal Reserve Bank began to increase the Federal Funds Rate. Over the next 11 months, the Federal Reserve hiked rates eight times to its current 3% level. The market's reaction suggests that these actions, among other market events, will keep inflation pressures under control for the foreseeable future. The recent decline in the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will be subdued over the long-term. Still, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts, terrorism and global economic factors.

                           STANDARD & POOR'S
                         MUNICIPAL BOND RATINGS
                              March 31, 2005

[the following information was presented in a pie chart]

Hawaii Municipal Fund			Hawaii Intermediate Fund
AAA          72.30%			AAA          71.29%
AA		  1.95%			A+		  3.23%
AA-		  0.27%			A		  2.23%
A+		  4.95%			BBB+		 13.56%
A		  5.75%			NR            9.69%
BBB+		  4.02%
BBB		  3.48%
NR		  7.28%

           On the following pages you will find our March 31, 2005 semi-annual report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

	Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.


Warmest Aloha,



Terrence K.H. Lee
President and CEO			  First Pacific Securities, Inc./Distributor

Before investing, read the prospectus carefully. Please carefully consider the Funds' investment objectives, risks, and charges and expenses before investing. Some income may be subject to the federal alternative minimum tax for certain investors. The prospectus contains this and other information about the Funds. Call 988-8088 for a free prospectus.

Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.









Your Fund's Expenses
As a Fund shareholder, you can incur two types of costs:
 Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
 Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 ? $1,000 = 8.6.

 2.  Multiply the result by the number under the heading "Expenses Paid
     During Period."
     If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.
     In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                               Beginning         Ending       Expenses Paid
                              Account Value    Account Value  During Period*
                               10/01/04          03/31/05    10/01/04-03/31/05
Hawaii Municipal Fund Investor Class
Actual                           $1,000.00      $1,009.90         $5.00
Hypothetical			   $1,000.00      $1,019.89         $5.02

Hawaii Municipal Fund Institutional Class
Actual                           $1,000.00      $1,011.50         $3.75
Hypothetical			   $1,000.00      $1,021.13         $3.77

Hawaii Intermediate Fund
Actual                           $1,000.00      $1,006.40         $3.49
Hypothetical			   $1,000.00      $1,021.38         $3.52

*Expenses are equal to the annualized expense ratio for each class (1.00%, ..75% and .70%, respectively), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.












































HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)

	                                                       Value
	Par Value	                                        (Note 1 (A))
HAWAII MUNICIPAL BONDS - 90.59%
		Hawaii County
			General Obligation Bonds - 6.47%
$       300,000               5.600%,	05/01/11     $      333,666
	2,385,000			5.000%,	07/15/15		2,598,935
	1,000,000			5.625%,	05/15/18		1,092,560
	1,000,000			5.625%,	05/15/19		1,090,550
	1,025,000			5.125%,	07/15/20		1,080,247
	1,250,000			5.125%,	07/15/21		1,314,550
	1,000,000			5.000%,	07/15/22		1,047,550
	1,000,000			5.000%,	07/15/23		1,044,710
                                                            9,602,768

		Hawaii State
			General Obligation Bonds - 2.75%
	  135,000			6.000%,	10/01/08		  147,852
	  120,000			5.250%,	04/01/11		  127,944
	2,000,000			5.250%,	07/01/18		2,147,860
	1,580,000			5.125%,	02/01/22		1,664,862
                                                            4,088,518

			Airport Systems Revenue Bonds - 4.60%
	2,000,000			8.000%,	07/01/11		2,429,040
	  385,000			6.900%,	07/01/12		  439,470
	3,000,000			6.500%,	07/01/14		3,398,280
	  500,000			6.500%,	07/01/15		  565,615
							                  6,832,405

			Certificates of Participation #1 - Capital District - 2.37%
	1,000,000			5.000%,	05/01/16		1,055,700
	  555,000			5.000%,	05/01/18		  581,623
	1,750,000			5.500%,	05/01/20		1,886,027
							                  3,523,350













See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2005 (Unaudited)


	Par Value	                                            Value
		Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 16.23%
$	5,000,000			5.750%,	12/01/18	$	5,440,750
        125,000               6.150%,	01/01/20	        137,698
	  500,000			5.700%,	07/01/20		  537,220
	  625,000			6.200%,	05/01/26		  649,350
	  600,000			5.875%,	12/01/26		  623,244
	9,255,000			5.650%,	10/01/27		9,965,306
	6,025,000			6.200%,	11/01/29		6,741,794
							                 24,095,362

				Kapiolani Health Care System - 6.66%
	  400,000			6.300%,	07/01/08		  404,448
	1,500,000			6.000%,	07/01/11		1,573,725
	1,525,000			6.400%,	07/01/13		1,705,072
	  700,000			6.200%,	07/01/16		  736,085
	3,625,000			6.000%,	07/01/19		3,662,736
	1,715,000			6.250%,	07/01/21		1,803,786
							                  9,885,852

				The Queen's Health Systems - 4.57%
	1,020,000			6.000%,	07/01/20		1,080,425
	  100,000			5.250%,	07/01/23		  103,935
	5,310,000			5.750%,	07/01/26		5,608,475
							                  6,792,835

				St. Francis Medical Center - 1.87%
	2,765,000			6.500%,	07/01/22		2,776,724

				Wilcox Hospital - 2.51%
	  500,000			4.900%,	07/01/05		  502,065
	  800,000			5.250%,	07/01/13		  826,912
	2,245,000			5.350%,	07/01/18		2,277,552
	  115,000			5.500%,	07/01/28		  115,352
							                  3,721,881

			Harbor Capital Improvements Revenue Bonds - 4.69%
 	2,000,000			5.750%,	07/01/12		2,143,780
      1,580,000			5.250%,	01/01/16		1,685,892
      1,665,000			5.375%,	01/01/17		1,828,137
	  200,000			5.750%,	07/01/17		  212,360
	  500,000			5.500%,	07/01/19		  536,305
	  520,000			5.750%,	07/01/29		  556,124
							                  6,962,598

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2005 (Unaudited)


	Par Value	                                            Value

			Highway Revenue Bonds - 4.39%
$       400,000			5.000%,    07/01/12	$	  433,528
      1,000,000			5.600%,    07/01/14		1,055,670
      1,100,000			5.000%,    07/01/16		1,177,363
      3,655,000			5.000%,    07/01/22		3,861,763
	                                                      6,528,324

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 6.39%
	  245,000			7.000%,	07/01/11		  246,730
	  160,000			5.700%,	07/01/13		  162,195
	  465,000			6.900%,	07/01/16		  470,989
	  590,000			5.050%,	07/01/16		  597,882
	  370,000			7.100%,	07/01/24		  370,755
	2,070,000			5.900%,	07/01/27		2,093,412
	2,140,000			5.900%,	07/01/27		2,160,416
	  670,000			5.750%,	07/01/30		  677,377
	2,675,000			5.375%,	07/01/33		2,706,725
							                  9,486,481

			Department of Hawaiian Homelands - 2.69%
	  900,000			4.050%,	07/01/06		  910,386
	1,355,000			4.100%,	07/01/07		1,377,859
	1,465,000			4.250%,	07/01/09		1,499,164
	  200,000			4.450%,	07/01/11		  205,348
							                  3,992,757

			Housing Authority Multi-Family
				Mortgage Revenue Bonds - 1.64%
	2,365,000			6.100%,	07/01/30		2,432,899

			University Faculty Housing - 1.59%
	  800,000			5.650%,	10/01/16		  820,112
	1,500,000			5.700%,	10/01/25		1,538,070
							                  2,358,182

			University of Hawaii - Revenue Bonds - 3.36%
	  750,000			5.500%,	07/15/16		  829,852
	4,000,000			5.125%,	07/15/32		4,160,960
							                  4,990,812

See accompanying notes to financial statements.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2005 (Unaudited)


	Par Value	                                            Value
		Honolulu City & County
			Board of Water Supply - 1.59%
$	  500,000			5.800%,	07/01/16	$	  524,200
	  750,000			5.800%,	07/01/21		  786,300
	1,000,000			5.000%,	07/01/23		1,048,950
							                  2,359,450

			Waste & Water System - 0.72%
	1,000,000			5.250%,	07/01/18		1,073,690

			General Obligation Bonds - 0.22%
	  200,000			7.350%,	07/01/06		  211,018
	  105,000			5.500%,	09/01/16		  111,198
							                    322,216

			Housing Authority Multi-Family Mortgage Revenue Bonds
				Hale Pauahi - 0.27%
	  400,000			6.800%,	07/01/28		  406,836

				Maunakea Apartments - 0.50%
	  688,000			5.750%,	11/20/09		  737,144

					Sunset Villas - 3.46%
	2,955,000			5.600%,	07/20/21		3,043,798
	2,000,000			5.700%,	07/20/31		2,089,220
							                  5,133,018











See accompanying notes to financial statements.










HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2005 (Unaudited)


	Par Value	                                            Value
		Kauai County
			General Obligation Bonds - 4.33%
$	  410,000			5.850%,     08/01/07	$	  437,335
	1,280,000			5.850%,     08/01/07		1,365,338
	  595,000			6.250%,     08/01/19		  678,752
	  695,000			6.250%,     08/01/22		  792,828
	3,065,000			5.000%,     08/01/25		3,161,946
							                  6,436,199

			Housing Authority Paanau Project - 0.87%
	1,300,000			7.250%,     04/01/12		1,296,048

		Maui County
			General Obligation Bonds - 1.25%
	235,000			5.750%,     06/01/13		  245,645
	500,000			5.300%,     09/01/14		  533,185
      500,000			5.000%,     09/01/17		  529,720
	525,000			5.000%,     03/01/23		  552,206
							                  1,860,756

				Kuakini Hawaii Health System - 3.17%
	1,570,000			6.300%, 	07/01/22		1,614,761
	3,000,000			6.375%,	07/01/32		3,087,960
							                  4,702,721

				Hawaii Health Systems - 1.43%
	  760,000			3.800%, 	02/15/13		  747,787
	1,370,000			4.700%,	02/15/19		1,374,082
							                  2,121,869

	Total Hawaii Municipal Bonds (Cost $129,512,999)    134,521,695



See accompanying notes to financial statements.











HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2005 (Unaudited)


	Par Value	                                                Value
                      PUERTO RICO MUNICIPAL BONDS - 0.34%
		Puerto Rico Commonwealth
			Housing Finance Corp.
				Multi-Family Mortgage Revenue Bonds - 0.18%
$	 85,000			7.500%,	10/01/15		$	 85,352
	185,000			7.500%,	04/01/22			185,843
							                  	271,195

				Single-Family Mortgage Revenue Bonds - 0.16%
	230,000			6.250%,	04/01/29			234,784

	Total Puerto Rico Municipal Bonds (Cost $499,886)		505,979


                      VIRGIN ISLANDS MUNICIPAL BONDS - 0.09%
		Virgin Islands
				Public Finance Authority, Series A - 0.09%
	100,000		      7.300%, 	10/01/18			126,822

	Total Virgin Islands Municipal Bonds (Cost $99,625)		126,822

		Total Investments (Cost $130,112,510) (a)	91.02%  135,154,496
		Other Assets Less Liabilities	             8.98%   13,335,674
			Net Assets		                 100.00% $148,490,170

(a)	 Aggregate cost for federal income tax purposes is $130,066,584.


At March 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	 $	5,302,167
			Gross unrealized depreciation	 	 (214,255)
			Net unrealized appreciation	 $	5,087,912

See accompanying notes to financial statements.











HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)


	Par Value	                                                Value
                        HAWAII MUNICIPAL BONDS -  87.02%
		Hawaii County
			General Obligation Bonds - 12.18%
  $     100,000		      4.700%,	02/01/07		$	103,246
   	  800,000			5.000%,	07/15/11			865,656
   	  250,000			4.000%,	07/15/13			253,690
							1,222,592
		Hawaii State
			Airport Systems Revenue Bonds - 1.03%
	  100,000			5.000%,	07/01/07	 		103,767

			Certificates of Participation  - Kapolei - 2.67%
     	  250,000				5.250%,	05/01/13	       268,342

			Certificates of Participation  - Capitol District - 1.03%
     	  100,000				4.750%,	05/01/07	 	 103,550

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Hawaiian Electric - 4.30%
	  400,000				4.950%,	04/01/12	 	 431,308

				Kapiolani Health Care Systems - 13.14%
   	  100,000				5.500%,	07/01/05		 201,214
	1,000,000				6.400%,	07/01/13         1,118,080
							                       1,319,294

				The Queen's Health Systems - 2.89%
	  275,000				5.750%,	07/01/26	 	 290,458

				Wilcox Hospital - 1.03%
	  100,000				5.250%,	07/01/13	 	 103,364

			General Obligation Bonds - 4.24%
	  150,000				5.900%,	10/01/06		 156,823
	  100,000				5.250%,	07/01/12		 109,959
	  150,000				5.000%,	04/01/15	 	 158,693
						 	                         425,475

See accompanying notes to financial statements.







HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2005 (Unaudited)


	Par Value	                                                  Value
			Harbor Capital Improvements Revenue Bonds - 7.08%
    $	  200,000				5.400%,	07/01/09	  $    212,812
	   70,000				5.750%,	07/01/10		  77,228
	  210,000				5.000%,	07/01/10		 224,221
	  185,000				5.250%,	07/01/11	   	 196,319
							                         710,580

			Hawaiian Homeland Department - 3.54%
	  250,000				4.050%,	07/01/06	 	 252,885
	  100,000				4.450%,	07/01/11	 	 102,674
							                         355,559

			Highway & Transportation Authority - 2.82%
	  275,000				5.000%,	07/01/06	 	 282,507

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 6.78%
	  300,000				4.800%,	07/01/07		 307,728
   	  275,000				4.650%,	07/01/12		 276,832
	   95,000				5.050%,	07/01/16	 	  96,269
							                         680,829
			University of Hawaii
				University Revenue Bonds - 3.09%
	  300,000				4.300%,	07/15/13	 	309,636

			Hawaii Health Systems Corp. - 2.94%
	  300,000				3.800%,	02/15/13	 	295,179

		Honolulu City & County
			Board of Water Supply - 1.99%
	  200,000				VAR%,	07/01/31	 		200,000

			General Obligation Bonds - 3.96%
	  100,000				5.000%,	07/01/09	 	107,036
	  170,000				4.850%, 	02/01/10		179,554
	  100,000				5.375%, 	09/01/12		110,673
						 	                        397,263

			Waste System Revenue - 2.21%
	  200,000				5.500%,	07/01/11	 	221,878

See accompanying notes to financial statements.




HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS - (Continued)

March 31, 2005 (Unaudited)


	Par Value	                                                 Value
	           Multi-Family Mortgage Purpose Revenue Bond - 1.36%
      $ 127,000                 	5.750%,    11/20/09    $	 136,072

	                        Kauai County
			General Obligation Bonds - 3.58%
	  100,000				4.550%,	08/01/05		 100,691
	  250,000				4.125%,	08/01/08	 	 258,420
						 	                         359,111

	                         Maui County
			General Obligation Bonds - 5.16%
	  300,000				4.650%,	03/01/07		 309,657
	  200,000				4.250%,	03/01/12	 	 208,252
						 	                         517,909

	Total Hawaii Municipal Bonds (Cost $8,630,020)	           8,734,673


                           VIRGIN ISLANDS MUNICIPAL BONDS - 2.71%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 2.71%
	  250,000				5.000%,	 07/01/14		 272,144
		Total Virgin Islands Municipal Bonds (Cost $272,912)	 272,144

		Total Investments (Cost $8,902,932) (a)	89.73%     9,006,817
		Other Assets Less Liabilities		      10.27%     1,030,695
		Net Assets					     100.00%   $10,037,512

   (a)	Aggregate cost for federal income tax purposes is $8,902,932.

At March 31, 2005, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation			$	137,759
			Gross unrealized depreciation				(33,874)
				Net unrealized appreciation		$	103,885

See accompanying notes to financial statements.










HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2005 (Unaudited)

	                                        Municipal 	Intermediate
	                                          Fund    	    Fund
ASSETS
   Investments at market value
     (Identified cost $130,112,510 and $8,902,932,
      respectively) (Note 1 (A))	         $135,154,496	 $9,006,817
   Cash			                       14,321,629	    928,770
   Interest receivable		                  2,017,824	    107,005
   Subscriptions Receivable		               19,623            -
   Other assets		                           59,558	 	4,322
        Total assets		                151,573,130	 10,046,914

LIABILITIES
   Payable for investment securities purchased	2,171,590		   -
   Distributions payable		              133,923		4,047
   Redemptions payable		                    575,377		   -
   Management fee payable		               63,108		3,633
   Administration fee payable		                2,476		  182
   Distribution plan payable		               18,474		   -
   Shareholder servicing fee payable		   12,383		   -
   Transfer agent fee payable		                8,691		1,037
   Accrued expenses		                     96,938	 	  503
        Total liabilities		            3,082,960	 	9,402

NET ASSETS		                           $148,490,170	$10,037,512
NET ASSETS, INVESTOR CLASS SHARES
   Net assets
  (Applicable to 13,114,510 and 1,939,148
   shares outstanding, respectively $.01 par value,
   20,000,000 shares authorized)             $145,629,907   $10,037,512

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR  CLASS SHARES	   $11.10	      $5.18

INSTITUTIONAL CLASS SHARES
   Net assets
  (Applicable to 257,391 shares outstanding, $.01 par value,
   20,000,000 shares authorized)	          $	2,860,263

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INSTITUTIONAL CLASS SHARES	   $11.11

NET ASSETS
   At March 31, 2005, net assets consisted of:
     Paid-in capital	                      $143,164,085	 $9,935,843
     Undistributed net investment income		    13,406	         -
     Accumulated net realized gain
       (loss) investments		               270,693	     (2,216)
     Net unrealized appreciation		       5,041,986	    103,885
				                      $148,490,170	$10,037,512

See accompanying notes to financial statements.



HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2005 (Unaudited)

	                                          Municipal  	   Intermediate
	                                            Fund    	       Fund

INVESTMENT INCOME
   Interest income	                       $3,390,184	     $167,765

   Expenses
     Management fee (Note 2)		              368,228		 23,890
     Distribution costs (Notes 2 and 3)	        108,333		     -
     Transfer agent fees (Note 2)		         50,554		  2,983
     Shareholder services (Note 2)		         72,221		     -
     Administration fee (Note 2)		         14,443		    954
     Accounting fees		                     59,207		  2,902
     Legal and audit fees		               22,225		  4,920
     Printing		                           13,883		    477
     Miscellaneous		                      2,563		     -
     Custodian fees		                     22,138		  1,014
     Insurance		                            4,451		    954
     Registration fees		                      7,222		    477
     Chief Compliance Officer fees		          6,964		     -
     Directors fees	 	                         -  	 	    518
     Total expenses		                    752,432		 39,089
     Expense reimbursement (Note 2)		             -  		 (4,815)
     Fee reductions (Note 5)	 	             ( 20,796)	 	 (1,014)
     Net expenses	 	                          731,636	 	 33,260
        Net investment income	 	            2,658,548	 	134,505

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain (loss) from
          security transactions		        305,604	         (507)
   Change in unrealized appreciation
          of investments	 	           (1,468,992)	 	(98,612)
        Net gain (loss) on investments	     (1,163,388)	 	(99,119)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATIONS	           $1,495,160	      $35,386



See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

	                            For The Six Months Ended	 For The Year Ended
	                            March 31, 2005 (Unaudited) September 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	          	       $  2,658,548      $ 5,785,097
     Net realized gain on investments	      	305,604	     186,759
     Increase (decrease) in unrealized appreciation
     (depreciation) of investments	 	         (1,468,992)	    (143,481)
        Net increase in net assets resulting
		from operations                         1,495,160	   5,828,375
   Distributions to shareholders from:
     Net investment income
      Investor Class
      ($.24 and $.47 per share, respectively)	   (2,639,059)	  (5,641,162)
	Institutional Class
   	($.25 and $.47 per share, respectively)         (56,666)        (128,842)
     Capital Gains
  	Investor Class
      ($.01 and $.0 per share, respectively)	     (217,028)	    (115,358)
	Institutional Class
   	($.01 and $.0 per share, respectively)           (4,488)          (2,381)
	Total distributions to shareholders          (2,917,241)      (5,887,743)


   Capital share transactions (a)
     Increase in net assets resulting
        from capital share transactions	          4,136,099 	   1,183,048
           Total increase in net assets		    2,714,018	   1,123,680

NET ASSETS
 Beginning of period	 	                    145,776,152	 144,652,472
 End of period
 (including undistributed net invest income of
  $13,406 and $39,919, respectively)             $148,490,170     $145,776,152

(a)	Summary of capital share activity follows:

                               Investor Class           Investor Class
		                  For The Six Months Ended    For The Year Ended
		                  March 31, 2005 (Unaudited)  September 30, 2004
       			           Shares     Value	     Shares      Value
    Shares sold			    721,516	 $ 8,082,879   1,242,013  $13,868,349
    Shares issued on reinvestment
       of distributions           181,329	   2,028,129     361,783    4,040,714
                                  902,845   10,111,008   1,603,796   17,909,063
    Shares redeemed		   (514,839)  (5,766,428) (1,523,997) (17,008,045)
       Net increase		    388,006	 $ 4,344,580      79,799  $   901,018




                             Institutional Class       Institutional Class
		                  For The Six Months Ended    For The Year Ended
		                  March 31, 2005 (Unaudited)  September 30, 2004
       			           Shares     Value	     Shares      Value
    Shares sold			     47,152	  $ 528,336      47,890   $ 532,931
    Shares issued on reinvestment
       of distributions               804	      8,997       1,541      17,218
                                   47,956     537,333      49,431     550,149
    Shares redeemed		    (66,546)   (745,814)    (24,183)   (268,119)
       Net increase		     18,590	  $(208,481)     25,248   $ 282,030


See accompanying notes to financial statements.










































HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

	                            For The Six Months Ended	 For The Year Ended
	                            March 31, 2005 (Unaudited) September 30, 2004

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income	          	       $  134,505	      $  248,677
     Net realized gain (loss) on investments		 (507)	     3,838
     Increase (decrease) in unrealized appreciation
     (depreciation) of investments	 	          (98,612)	   (49,032)
        Net increase in net assets resulting
	      from operations	                       35,386          203,483
   Distributions to shareholders from:
     Net investment income
        ($.08 and $.15 per share, respectively)	   (134,505)	  (248,677)

   Capital share transactions (a)
     Increase in net assets resulting
	  from capital share transactions	        1,163,926	 	 1,369,248
           Total increase in net assets		  1,064,807		 1,324,054

NET ASSETS
   Beginning of period	 	                    8,972,705	 	 7,648,651
   End of period	                              $10,037,512	     $ 8,972,705

(a)	Summary of capital share activity follows:

		                  For The Six Months Ended    For The Year Ended
		                  March 31, 2005 (Unaudited)  September 30, 2004
       			           Shares     Value	   Shares      Value
    Shares sold			    423,450	 $ 2,219,802   654,310   $3,403,971
    Shares issued on reinvestment
       of distributions            20,461	     106,811    38,581	    200,875
                                  443,911    2,326,613   692,891	  3,604,846
    Shares redeemed		   (223,556)  (1,162,687) (429,327)	 (2,235,598)
       Net increase		    220,355	 $ 1,163,926   263,564	$ 1,369,248

See accompanying notes to financial statements.













HAWAII MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

			INVESTOR CLASS
                              For The Six
	                        Months Ended     Years Ended September 30,
	                        March 31, 2005   2004   2003   2002(b) 2001   2000
Net asset value                   (Unaudited)
   Beginning of period 	              $11.21  $11.22 $11.25 $10.89 $10.55 $10.68

Income from investment operations
   Net investment income		     .20     .47    .47	   .48    .50   .52
   Net gain (loss) on securities
   	(both realized and unrealized)    (.09)      -   (.03)   .36    .34  (.13)
    Total from investment operations     .11     .47	  .44	   .84    .84   .39

Less distributions
   Dividends from net investment income (.20)   (.47)  (.47)  (.48)  (.50) (.52)
   Distributions from capital gains	    (.02)   (.01)    - **   -      -      -
      Total distributions		    (.22)   (.48)  (.47)  (.48)  (.50) (.52)
   End of period	                    $11.10  $11.21 $11.22 $11.25 $10.89 $10.55

Total return	                      0.99%   4.33%  3.98%  7.92%  8.11% 3.79%

Ratios/Supplemental Data
   Net assets,
   end of period (in 000's)$145,630 $142,680 $141,838 $134,980 $121,471 $111,864

   Ratio of expenses to
     average net assets (a)     	   1.03%*  1.00%	1.01%  1.02%  1.03%   .98%

Ratio of net investment income to
   	average net assets   		   3.61%*  3.98%  4.22%  4.42%  4.64%  4.83%

Portfolio turnover	               7.45%  10.53% 16.40% 13.06% 22.06% 20.96%

*	Annualized
**	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Investor Class were 1.00%, .98%, .99%, .96%, .94%, and .91% for the six months ended March 31,
2005 and for the years ended September 30, 2004, 2003, 2002, 2001, and 2000, respectively.

(b)	As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and
began amortizing market discount on debt securities.   Had the Fund not
amortized market discount as an adjustment to interest income, the net
investment income to average net assets would have been 4.38%.   Per share and
ratios prior to October 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.


HAWAII MUNICIPAL FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	                      INSTITUTIONAL CLASS
                                  For The Six      For The       For The
	                            Months Ended     Year Ended    Period Ended
	                            March 31, 2005   September 30, September 30,
                                   (Unaudited)           2004       2003**
Net asset value
   Beginning of period	                     $11.22      $11.23     $10.91

Income from investment operations
   Net investment income	                  .22         .51	     .47
   Net gain (loss) on securities
   	(both realized and unrealized)	     (.09)          -        .32
    Total from investment operations	 	.13         .51	     .79

Less distributions
   Dividends from net investment income	     (.22)       (.51)	    (.47)
   Distributions from capital gains	           (.02)       (.01)	      - ***
   	Total distributions		           (.24)       (.52)	    (.47)
   End of period	                           $11.11      $11.22	  $11.23

Total return	                             1.15%	     4.58%      7.36%

Ratios/Supplemental Data
   Net assets, end of period (in 000's) 	   $2,860      $3,096	  $2,814
   Ratio of expenses to average net assets (a)	.78%*       .75%	     .76%*
   Ratio of net investment income to average
      net assets                               3.86%*      4.23%	    4.47%*

Portfolio turnover                             7.45%      10.53%	   16.40%




*	Annualized
**	Commencement of Operations was October 22, 2002
***	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement for the Institutional
Class were .75%, .73%, and .74% for the six months ended March 31, 2005 and for the year and period ended September 30, 2004, and 2003, respectively.

See accompanying notes to financial statements.




HAWAII INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
                              For The Six
	                        Months Ended     Years Ended September 30,
	                        March 31, 2005   2004   2003   2002   2001   2000
Net asset value                   (Unaudited)
   Beginning of period 	               $5.22  $5.26  $5.27  $5.17  $5.01  $5.03

Income from investment operations
   Net investment income		     .07     .15   .15	  .16	   .21    .21
   Net gain (loss) on securities
   	(both realized and unrealized)    (.04)   (.04) (.01)	  .10	   .16  (.02)
    Total from investment operations     .03     .11	 .14	  .26	   .37    .19

Less distributions
   Dividends from net investment income (.07)   (.15) (.15)  (.16)  (.21) (.21)
   Distributions from capital gains	      -  	  -  	  -      -      -      -
      Total distributions		    (.07)   (.15) (.15)	 (.16)  (.21) (.21)
   End of period	                     $5.18   $5.22 $5.26	$5.27	 $5.17  $5.01

Total return	                      0.64%   2.21% 2.77%	 5.15%  7.61% 3.97%

Ratios/Supplemental Data
  Net assets,end of period (in 000's)$10,038 $8,973 $7,647 $6,345 $4,944 $4,519

   Ratio of expenses to average net assets
     Before expense reimbursements	    0.82%*   .82%	  .96%   .84%  .88%  .85%
     After expense reimbursements  0.72%*(a).72%(a).73%(a).74%(a).88%(a).85%(a)

Ratio of net investment income to
   	average net assets
   	Before expense reimbursements	   2.69%*  2.84%  2.61%  3.15%  4.12% 4.07%
   	After expense reimbursements	   2.79%*  2.94%  2.86%	 3.15%  4.12% 4.07%

Portfolio turnover	               4.88%  13.96% 20.02%	18.29% 19.28% 4.22%

* Annualized

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .70%, .70%, .71%, ..69%, .79%, and .77%, for the six months ended March 31, 2005 and for the years ended September 30, 2004, 2003, 2002, 2001, and 2000, respectively.

See accompanying notes to financial statements.









HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2005 (Unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end
management company.   Hawaii Municipal Fund is authorized to offer two
Classes of Shares:   Investor Shares and Institutional Shares.   The
Classes offer different distribution charges and shareholder servicing fees which may affect performance.

The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems
arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

    (A)	SECURITY VALUATION
Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of
Directors.   Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.





HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005 (Unaudited)

(B)	FEDERAL INCOME TAXES
	It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
Therefore, no federal income tax provision is required.   At September
30, 2004, the Hawaii Intermediate Fund had an unused capital loss carryforward of $1,709 which expires in 2010.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc ("LFG"), formerly First Pacific Corporation, provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively. For the six months ended March 31, 2005, LFG voluntarily waived certain management fees in the amount of $4,815 for the Hawaii Intermediate Fund.

The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of LFG, received $108,333 and $0 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of
LFG, serves as the transfer agent for the Funds.   In accordance with the
terms of the transfer agent agreement, FPR receives compensation at the
annual rate of .06% of each Fund's average daily net assets.   FPR also
provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the
Fund's directors.   As compensation for these services FPR receives a fee,
computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

Certain officers and directors of the Funds are also officers of LFG, FPS and FPR.


(3)	DISTRIBUTION COSTS

The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class and the Hawaii Intermediate Fund may incur certain costs, which may not exceed ..25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Funds. The Hawaii Municipal Fund Institutional Class will not incur any distribution costs.







HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2005 (Unaudited)

(4)	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2005, purchases and sales of securities aggregated $10,300,478 and $17,687,502, respectively, for the Hawaii
Municipal Fund.   For the six months ended March 31, 2005, purchases and
sales of securities for the Hawaii Intermediate Fund aggregated $690,144 and $428,000, respectively.


(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset
expenses of other vendors and service providers.   During the six months
ended March 31, 2005, such reductions amounted to $20,796 and $1,014 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits were used to offset custody fees and accounting fees.

	                                 Municipal	Intermediate
	                                   Fund   	   Fund

		Custody fees	      $	12,145	$	1,014
		Accounting fees	 	       8,651		   -
			                  $	20,796	$	1,014


First Pacific Mutual Fund, Inc.

Privacy Notice (Unaudited)

First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect

"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures

To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose

First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including First Pacific Securities, Inc., First Pacific Recordkeeping, Inc. and Lee Financial Group Inc. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your accounts(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.








Hawaii Municipal Fund Investor Class
Hawaii Municipal Fund Institutional Class
Hawaii Intermediate Fund

Shareholder Information (Unaudited)


Proxy Voting Policies and Procedures and Proxy Voting Records
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies, as well as the Fund's proxy voting records for the 12-month period ended June 30, free of charge by calling (808) 988-8088, by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822, or by visiting the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

































INVESTMENT MANAGER
Lee Financial Group Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


DISTRIBUTOR
First Pacific Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856


CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street, 15th Floor
San Francisco, California  94111


LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108


TRANSFER AGENT
First Pacific Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856





















Item 2.  Code of Ethics.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4.  Principal Accountant Fee and Services.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

The information required by this Item is only required in an annual report on this Form N-CSR.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the
"1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities
Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-
15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

	(a)(1)   Code of Ethics is only required in an annual report on this
               Form N-CSR.
	(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are furnished herewith.
	(a)(3) 	Not applicable.
	(b)	   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee________________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

Date __________June 8, 2005__________




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ___/s/ Terrence K.H. Lee____________________
				Terrence K.H. Lee, President and CEO
				(principal executive)

By (Signature and Title)*  ___/s/ Nora B. Simpson______________________
				Nora B. Simpson, Treasurer
				(principal financial officer)

Date  __________June 8, 2005__________


*Print the name and title of each signing officer under his or her signature.